Note 25 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ 8,232	$ 18,115
Hedge accounting reserve	(4,800)	2,600
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	8,232	18,115
Hedge accounting reserve	(4,771)	2,591	$ (916)
Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	9,838	18,999
Hedge accounting reserve	156	404
Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(5)	(576)
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,969)
Hedge accounting reserve	5
Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	543	588
Hedge accounting reserve
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member] | Term, One [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(190)
Hedge accounting reserve
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member] | Term Two [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	94
Hedge accounting reserve	(4,958)	2,149
Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	412	(234)
Hedge accounting reserve	85
Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(246)	103
Hedge accounting reserve	(59)	38
Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(200)
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency COP [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(345)
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(482)	(167)
Hedge accounting reserve
Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	47	137
Hedge accounting reserve